Trade payables (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Trade payables	$ 5,464	$ 5,483
Third Parties In Brazil [Member]
IfrsStatementLineItems [Line Items]
Trade payables	3,497	3,556
Third Parties Abroad [Member]
IfrsStatementLineItems [Line Items]
Trade payables	1,935	1,861
Related parties [member]
IfrsStatementLineItems [Line Items]
Trade payables	$ 32	$ 66